Fully Benefit-Responsive Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Contract Value Between Types of Investment Contracts Held by the Plan
The following represents the disaggregation of contract value between types of investment contracts held by the Plan at December 31, 2025 and 2024:

	2025	2024

Short-term investment fund	$7,235,881	$10,697,898
Synthetic GICs	306,527,392	333,040,410
Total Investments at contract value	$313,763,273	$343,738,308